Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting Disclosure [Abstract]
Segment Reporting

38.	Segment Reporting

The segments presented below are based on the individual entity’s independent financial operations, the nature of the products and services provided, the type of class of customers and the Company’s management organization which the chief decision maker utilizes to allocate resources and assess performance.

•	Woori Bank segment—Woori Bank has 22 subsidiaries, which are comprised of 1 domestic company, 5 overseas companies, 1 infrastructure fund and 15 SPEs. Woori Bank is engaged in the commercial banking business and foreign exchange operations. Woori Bank segment excludes the credit card operation of Woori Bank which is included in the credit card operation segment.

•	Kyongnam Bank segment—Kyongnam Bank has 1 subsidiary, which is an SPE. Kyongnam Bank is engaged in the commercial banking business and foreign exchange operations. It primarily operates in the southeastern part of Korea.

•	Kwangju Bank segment—Kwangju Bank has 3 subsidiaries, which are SPEs. Kwangju Bank is engaged in the commercial banking business and foreign exchange operations. It primarily operates in the southwestern part of Korea.

•	Credit card operation segment (formerly Woori Credit Card segment)—As of December 31, 2008, 2009 and 2010, the credit card operation segment includes the credit card operation of Woori Bank.

•	Securities brokerage services segment—Woori Investment & Securities Co., Ltd. (formerly LG Investment & Securities Co., Ltd.) comprises this segment and provides a full range of brokerage services, investment advice and financial planning to retail customers, and various investment banking services to corporate customers. As of December 31, 2010, Woori Investment & Securities Co., Ltd. has 11 subsidiaries, which are comprised of 1 domestic company, 7 overseas companies, 2 private equity funds, and 1 SPE. 34.96% of the shares of Woori Investment & Securities Co., Ltd. are owned by the Holding Company and the Company accounts for the investments in Woori Investments & Securities Co., Ltd. under the equity method.

Other operations of the Company comprise certain subsidiary activities including asset management activities and information system activities; none of which constitutes a separately reportable segment. The segment information presented below is based on Korean GAAP since that is the information used by the chief operating decision maker to allocate resources and evaluate performance of the segments. Korean GAAP differs from U.S. GAAP in several respects. Operating revenues and expenses and interest income and expense, related to both third party and inter-segment transactions, are included in determining the operating earnings of each respective segment. Transactions between the business segments are reflected based on the terms established by management.

Summaries of the business segment results in 2008, 2009 and 2010 are shown in the following table:

	Korean Won (in millions)
					Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	Credit card	brokerage		Total	Inter-segment	U.S. GAAP
2008	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	74,402,711	2,718,602	1,354,478	1,006,075	6,767,773	2,053,488	88,303,127	(1,227,915)	(70,214,990)	16,860,222
Operating expenses	73,892,649	2,434,173	1,209,387	908,818	6,500,642	1,532,762	86,478,431	(594,501)	(69,509,452)	16,374,478

Segment result	510,062	284,429	145,091	97,257	267,131	520,726	1,824,696	(633,414)	(705,538)	485,744

Interest and dividend income	12,616,239	1,272,369	1,025,449	928,757	774,736	327,524	16,945,074	(7,969)	(1,384,240)	15,552,865
Interest expense	8,413,574	753,266	640,460	204,829	470,433	324,047	10,806,609	(65,076)	(339,150)	10,402,383

Net interest income (loss)	4,202,665	519,103	384,989	723,928	304,303	3,477	6,138,465	57,107	(1,045,090)	5,150,482
Provisions for loan and lease losses, and credit-related commitments	1,399,045	95,353	84,048	165,743	38,754	34,494	1,817,437	(1,133)	20,216	1,836,520
Non-interest income	61,786,472	1,446,233	329,029	77,318	5,993,037	1,725,964	71,358,053	(1,219,946)	(68,830,750)	1,307,357
Non-interest expenses	63,914,606	1,575,598	477,611	538,246	5,988,538	1,115,739	73,610,338	(638,194)	(69,176,403)	3,795,741

Net non-interest income (loss)	(2,128,134)	(129,365)	(148,582)	(460,928)	4,499	610,225	(2,252,285)	(581,752)	345,653	(2,488,384)
Depreciation and amortization	165,424	9,956	7,268	—	2,917	58,482	244,047	109,902	(14,115)	339,834

Net income before tax	510,062	284,429	145,091	97,257	267,131	520,726	1,824,696	(633,414)	(705,538)	485,744
Income tax expense	349,350	74,227	41,733	23,283	80,695	25,555	594,843	7,937	(244,923)	357,857

Net income	160,712	210,202	103,358	73,974	186,436	495,171	1,229,853	(641,351)	(460,615)	127,887
Net income attributable to noncontrolling interest	710	—	—	—	—	(5,368)	(4,658)	138,682	(156,442)	(22,418)

Net income attributable to stockholders	160,002	210,202	103,358	73,974	186,436	500,539	1,234,511	(780,033)	(304,173)	150,305

Segments’ total assets	228,648,625	20,811,587	15,733,156	3,842,420	17,710,022	21,152,480	307,898,290	(16,903,995)	(19,848,864)	271,145,431

	Korean Won (in millions)
				Credit	Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	card	brokerage		Total	Inter-segment	U.S. GAAP
2009	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	43,447,346	1,843,266	1,235,134	1,050,566	5,387,127	3,171,338	56,134,777	(1,648,255)	(37,762,136)	16,724,386
Operating expenses	42,497,610	1,586,816	1,152,156	793,685	5,262,440	2,022,246	53,314,953	(388,916)	(37,693,295)	15,232,742

Segment result	949,736	256,450	82,978	256,881	124,687	1,149,092	2,819,824	(1,259,339)	(68,841)	1,491,644

Interest and dividend income	10,485,045	1,143,089	906,869	999,784	651,128	416,077	14,601,992	(66,228)	(1,263,209)	13,272,555
Interest expense	6,739,952	603,624	488,677	128,033	304,130	449,271	8,713,687	(76,698)	(51,476)	8,585,513

Net interest income (loss)	3,745,093	539,465	418,192	871,751	346,998	(33,194)	5,888,305	10,470	(1,211,733)	4,687,042
Provisions for loan and lease losses, and credit-related commitments	1,696,040	65,152	153,987	200,682	111,860	69,399	2,297,120	174,657	82,927	2,554,704
Non-interest income	32,962,301	700,177	328,265	50,782	4,735,999	2,755,261	41,532,785	(1,582,027)	(36,498,927)	3,451,831
Non-interest expenses	33,917,923	909,114	502,437	464,970	4,844,123	1,466,942	42,105,509	(486,843)	(37,807,735)	3,810,931

Net non-interest income (loss)	(955,622)	(208,937)	(174,172)	(414,188)	(108,124)	1,288,319	(572,724)	(1,095,184)	1,308,808	(359,100)
Depreciation and amortization	143,695	8,926	7,055	—	2,327	36,634	198,637	(32)	82,989	281,594

Net income before tax	949,736	256,450	82,978	256,881	124,687	1,149,092	2,819,824	(1,259,339)	(68,841)	1,491,644
Income tax expense	189,888	62,832	20,975	62,165	35,911	34,377	406,148	11,178	(37,637)	379,689

Net income	759,848	193,618	62,003	194,716	88,776	1,114,715	2,413,676	(1,270,517)	(31,204)	1,111,955
Net income attributable to noncontrolling interest	734	—	—	—	—	17,298	18,032	(22,612)	(18,032)	(22,612)

Net income attributable to stockholders	759,114	193,618	62,003	194,716	88,776	1,097,417	2,395,644	(1,247,905)	(13,172)	1,134,567

Segments’ total assets	223,063,453	20,508,278	15,902,304	3,725,148	16,102,911	24,204,508	303,506,602	(21,542,420)	(14,940,587)	267,023,595

	Korean Won (in millions)
				Credit	Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	card	brokerage		Total	Inter-segment	U.S. GAAP
2010	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	25,231,328	1,703,926	1,130,222	1,039,646	4,049,936	3,683,684	36,838,742	(1,827,506)	(18,162,862)	16,848,374
Operating expenses	24,132,148	1,509,571	988,363	722,037	3,755,139	2,448,536	33,555,794	(410,975)	(17,940,371)	15,204,448

Segment result	1,099,180	194,355	141,859	317,609	294,797	1,235,148	3,282,948	(1,416,531)	(222,491)	1,643,926

Interest and dividend income	10,141,526	1,158,441	903,874	995,719	600,292	485,895	14,285,747	(65,102)	(1,301,740)	12,918,905
Interest expense	5,901,796	552,077	433,786	122,681	268,705	475,362	7,754,407	(79,186)	(14,963)	7,660,258

Net interest income (loss)	4,239,730	606,364	470,088	873,038	331,587	10,533	6,531,340	14,084	(1,286,777)	5,258,647
Provisions for loan and lease losses, and credit-related commitments	2,255,445	88,769	135,713	79,003	12,261	315,584	2,886,775	16,693	513,977	3,417,445
Non-interest income	15,089,802	545,485	226,348	43,927	3,449,644	3,197,789	22,552,995	(1,762,404)	(16,861,122)	3,929,469
Non-interest expenses	15,846,528	859,875	409,090	520,353	3,472,980	1,493,704	22,602,530	(348,743)	(18,380,172)	3,873,615

Net non-interest income (loss)	(756,726)	(314,390)	(182,742)	(476,426)	(23,336)	1,704,085	(49,535)	(1,413,661)	1,519,050	55,854
Depreciation and amortization	128,379	8,850	9,774	—	1,193	163,886	312,082	261	(59,213)	253,130

Net income before tax	1,099,180	194,355	141,859	317,609	294,797	1,235,148	3,282,948	(1,416,531)	(222,491)	1,643,926
Income tax expense	231,289	50,054	36,330	76,861	68,665	31,338	494,537	13,312	(92,720)	415,129

Net income	867,891	144,301	105,529	240,748	226,132	1,203,810	2,788,411	(1,429,843)	(129,771)	1,228,797
Net income attributable to noncontrolling interest	854	—	—	—	(12,115)	(71,132)	(82,393)	(52,929)	82,393	(52,929)

Net income attributable to stockholders	867,037	144,301	105,529	240,748	238,247	1,274,942	2,870,804	(1,376,914)	(212,164)	1,281,726

Segments’ total assets	224,263,330	21,855,176	16,518,217	3,943,121	17,488,130	27,068,945	311,136,919	(22,627,681)	(15,571,280)	272,937,958

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under the management reporting system.
(2)	Includes adjustment for the application of the equity method under U.S. GAAP to the investments in Woori Investment & Securities Co., Ltd. and Woori AVIVA Life Insurance Co., Ltd.

The allowance for credit losses determined in accordance with U.S. GAAP for each of the segments as of December 31, 2009 and 2010 is summarized as follows:

				Credit	Securities
	Woori	Kyongnam	Kwangju	card	brokerage
	Bank	Bank	Bank	operation	services	Other	Adjustment(1)	Total

As of December 31, 2009
Allowance for loan and lease losses	2,994,325	170,673	208,466	68,001	159,000	118,840	(162,359)	3,556,946
Allowance for credit-related commitments	221,442	46,714	9,402	18,823	—	61	—	296,442

	3,215,767	217,387	217,868	86,824	159,000	118,901	(162,359)	3,853,388

As of December 31, 2010
Allowance for loan and lease losses	4,122,378	272,378	246,361	64,456	131,172	168,369	(131,172)	4,873,942
Allowance for credit-related commitments	375,756	28,352	22,556	13,675	—	—	—	440,339

	4,498,134	300,730	268,917	78,131	131,172	168,369	(131,172)	5,314,281

(1)	Includes adjustment for the application of the equity method under U.S. GAAP to the investments in Woori Investment & Securities Co., Ltd. (formerly LG Investment & Securities Co., Ltd.) and Woori AVIVA Life Insurance Co., Ltd. The entities are consolidated under Korean GAAP and are included in the securities brokerage services segment and other segment, respectively.

The charge-offs, including the charge-offs for repurchased loans, for each of the segments for the years ended December 31, 2008, 2009 and 2010 are summarized as follows:

	Korean Won (in millions)
				Credit
	Woori	Kyongnam	Kwangju	card
	Bank	Bank	Bank	operation	Other	Total

2008	323,276	42,438	39,821	104,654	7,712	517,901
2009	1,564,734	73,681	111,002	193,079	16,731	1,959,227
2010	1,680,434	69,248	114,917	118,861	41,462	2,024,922

Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

The following is a reconciliation of the business segment’s total assets under Korean GAAP as of December 31, 2008, 2009 and 2010 to the consolidated total assets under U.S. GAAP:

	Korean Won (in millions)
	2008	2009	2010

Segments’ total assets under Korean GAAP	307,898,290	303,506,602	311,136,919
U.S. GAAP adjustments
Cash and cash equivalents	7,604,753	12,338,280	12,392,890
Restricted cash	(5,414,405)	(3,862,048)	(7,579,963)
Interest-bearing deposits in other banks	(4,086,147)	(10,127,995)	(7,416,803)
Call loans and securities purchased	(126,824)	179,148	(1,085,383)
Trading assets	(9,901,019)	(9,854,046)	(8,290,420)
Investments	5,725,467	5,631,058	4,305,074
Loans (net of allowance for loan losses)	(10,798,748)	(8,097,387)	(6,131,561)
Due from customers on acceptances	789,132	790,989	667,204
Premises and equipment, net	(459,302)	(298,459)	(466,394)
Accrued interest and dividends receivable	(141,377)	(106,306)	(104,429)
Assets held-for-sale	351,096	591,227	135,129
Goodwill	(50,845)	(156,024)	(151,491)
Other intangible assets, net	(70,125)	(19,567)	(29,780)
Other assets	(3,270,520)	(1,949,457)	(1,815,353)

Total	(19,848,864)	(14,940,587)	(15,571,280)
Inter-segment transaction	(16,903,995)	(21,542,420)	(22,627,681)

Consolidated total assets under U.S. GAAP	271,145,431	267,023,595	272,937,958

The following is a reconciliation of the business segment’s operating income under Korean GAAP for the year ended December 31, 2008, 2009 and 2010 to the consolidated operating income under U.S. GAAP:

	Korean Won (in millions)
	2008	2009	2010

Segments’ operating income under Korean GAAP	88,303,127	56,134,777	36,838,742
U.S. GAAP adjustments
Interest and dividend income
Loans	(676,574)	(346,603)	(295,062)
Deposits in other banks	(71,507)	(70,222)	(85,421)
Trading assets	(1,180,585)	(399,850)	(314,988)
Investment securities	548,265	(448,151)	(597,616)
Call loans and securities purchased under resale agreements	(3,839)	1,617	(8,653)

	(1,384,240)	(1,263,209)	(1,301,740)
Non-interest income
Trust fees, net	(16,165)	8,733	590
Fees and commission income	(1,041,610)	(1,292,740)	(1,694,031)
Trading revenue, net:	(66,896,631)	(35,163,266)	(14,965,195)
Investment securities gain (loss), net:	(821,413)	(41,170)	(205,784)
Other non-interest income	(54,931)	(10,484)	3,298

	(68,830,750)	(36,498,927)	(16,861,122)
Total	(70,214,990)	(37,762,136)	(18,162,862)
Inter-segment transaction	(1,227,915)	(1,648,255)	(1,827,506)

Consolidated operating income under U.S. GAAP	16,860,222	16,724,386	16,848,374